Item 1. Schedule of Investments



T. Rowe Price Institutional High Yield Fund                 August 31, 2004
Unaudited
Portfolio of Investments                               $ Par/Shares   Value
Amounts in (000's)

 CORPORATE BONDS AND NOTES  90.3%
 Aerospace & Defense  2.5%
 Aviall, 7.625%, 7/1/11                                1,550          1,647

 BE Aerospace
 8.00%, 3/1/08                                         375            366

 8.50%, 10/1/10                                        700            756

 8.875%, 5/1/11                                        1,425          1,389

 9.50%, 11/1/08                                        725            739

 Gencorp, 9.50%, 8/15/13                               4,375          4,550

 Sequa, 9.00%, 8/1/09                                  900            979

 Standard Aero Holdings, 144A, 8.25%, 9/1/14           625            641

 TD Funding, 8.375%, 7/15/11                           1,550          1,635

 Vought Aircraft, 8.00%, 7/15/11                       4,300          4,311

                                                                      17,013

 Automobiles and Related  4.2%
 Accuride, VR, 6.688%, 6/13/07                         1,493          1,519

 Adesa, 7.625%, 6/15/12                                800            816

 Advanced Accessory Holdings, Series B
 STEP, 0.00%, 12/15/11                                 225            99

 Advanced Accessory Systems, Series B, 10.75%, 6/15/11 450            428

 Asbury Automotive, 8.00%, 3/15/14                     1,525          1,475

 Autocam, 144A, 10.875%, 6/15/14                       1,425          1,439

 Collins & Aikman, 10.75%, 12/31/11                    425            438

 Cummins, STEP, 9.50%, 12/1/10                         850            982

 Dana, 9.00%, 8/15/11                                  1,925          2,300

 Dura Operating, 9.00%, 5/1/09                         821            805

 Eaglepicher, 9.75%, 9/1/13                            2,625          2,782

 Goodyear Tire & Rubber, VR, 6.059%, 3/31/06           1,250          1,264

 HLI Operating, 10.50%, 6/15/10                        1,850          2,095

 J.B. Poindexter, 144A, 8.75%, 3/15/14                 1,075          1,131

 MSX International, 11.375%, 1/15/08                   125            98

 Navistar International, 7.50%, 6/15/11                800            838

 R J Tower, 12.00%, 6/1/13                             775            705

Tenneco Automotive, Series B, 11.625%, 10/15/09        1,650          1,753

 TRW Automotive Acquisition
 9.375%, 2/15/13                                       2,432          2,809

 10.125%, 2/15/13 (EUR)                                290            413

 11.00%, 2/15/13                                       1,827          2,211

 Visteon, 7.00%, 3/10/14                               1,925          1,858

                                                                      28,258

 Broadcasting  1.5%
 Gray Communications, 9.25%, 12/15/11                  1,325          1,481

 Quebecor Media, 11.125%, 7/15/11                      5,100          5,865

 Sinclair Broadcast Group
 8.00%, 3/15/12                                        500            515

 8.75%, 12/15/11                                       575            621

 XM Satellite Radio, 12.00%, 6/15/10                   1,437          1,649

 Young Broadcasting, 8.50%, 12/15/08                   50             53

                                                                      10,184

 Building Products  2.7%
 Associated Materials
 9.75%, 4/15/12                                        2,905          3,268

 144A, STEP, 0.00%, 3/1/14                             1,650          1,163

 Building Materials, 144A, 7.75%, 8/1/14               925            897

 Collins & Aikman, 9.75%, 2/15/10                      1,900          1,966

 Interface, 10.375%, 2/1/10                            1,125          1,263

 Maax, 144A, 9.75%, 6/15/12                            1,675          1,769

 Mobile Mini, 9.50%, 7/1/13                            1,125          1,249

 Norcraft, 144A, 9.00%, 11/1/11                        2,000          2,140

 Norcraft Holdings, 144A, STEP, 0.00%, 9/1/12          400            282

 Texas Industries, 10.25%, 6/15/11                     1,400          1,596

 US Concrete, 8.375%, 4/1/14                           1,625          1,678

 WII Components, 144A, 10.00%, 2/15/12                 800            792

                                                                      18,063

 Building and Real Estate  1.6%
 Geo Group, 8.25%, 7/15/13                             925            939

 LNR Property
 7.25%, 10/15/13                                       750            780

 7.625%, 7/15/13                                       1,100          1,160

 Shaw Group, 10.75%, 3/15/10                           2,175          2,175

 WCI Communities
 7.875%, 10/1/13                                       1,050          1,097

 9.125%, 5/1/12                                        450            497

 10.625%, 2/15/11                                      1,775          1,993

 Williams Scotsman
 9.875%, 6/1/07                                        650            645

 10.00%, 8/15/08                                       1,295          1,415

                                                                      10,701

 Cable Operators  2.2%
 Charter Communications
 8.75%, 11/15/13                                       3,075          3,029

 10.25%, 9/15/10                                       2,975          3,072

 144A, 8.375%, 4/30/14                                 275            272

 144A, 8.00%, 4/30/12                                  1,825          1,811

 CSC Holdings
 7.875%, 12/15/07                                      1,050          1,115

 Series B, 8.125%, 7/15 - 8/15/09                      600            639

 Insight Midwest / Insight Capital
 9.75%, 10/1/09                                        325            340

 10.50%, 11/1/10                                       850            920

 Mediacom Broadband, 11.00%, 7/15/13                   1,275          1,377

 Olympus Communications, VR, 5.75%, 6/30/10            1,500          1,451

 Rogers Cablesystems
 11.00%, 12/1/15                                       150            168

 Series B, 10.00%, 3/15/05                             390            404

                                                                      14,598

 Container  3.8%
 AEP Industries, 9.875%, 11/15/07                      1,000          1,025

 Bway, STEP, 10.00%, 10/15/10                          1,475          1,549

 Constar International, 11.00%, 12/1/12                1,155          1,115

 Crown European
9.50%, 3/1/11                                          3,100          3,452

 10.875%, 3/1/13                                       2,375          2,767

 Greif Brothers, 8.875%, 8/1/12                        950            1,045

 Owens Brockway Glass Container
 7.75%, 5/15/11                                        700            742

 8.25%, 5/15/13                                        1,075          1,137

 8.75%, 11/15/12                                       1,800          1,998

 8.875%, 2/15/09                                       2,300          2,501

 Owens-Illinois, 7.35%, 5/15/08                        475            488

 Plastipak, 10.75%, 9/1/11                             2,890          3,121

 Pliant, STEP, 0.00%, 6/15/09                          825            726

 Silgan Holdings, 6.75%, 11/15/13                      750            750

 Solo Cup, 8.50%, 2/15/14                              1,575          1,512

 Tekni Plex, 144A, 8.75%, 11/15/13                     2,075          1,992

                                                                      25,920

 Electric Utilities  6.1%
 AES
 7.75%, 3/1/14                                         725            730

 8.875%, 2/15/11                                       3,250          3,543

 9.375%, 9/15/10                                       2,750          3,060

 144A, 9.00%, 5/15/15                                  2,900          3,226

 Allegheny Energy Supply
 7.80%, 3/15/11                                        1,500          1,567

 144A, STEP, 8.25%, 4/15/12                            2,685          2,833

 CMS Energy, 9.875%, 10/15/07                          2,900          3,226

 Dynegy, 144A, 10.125%, 7/15/13                        1,475          1,667

 Dynegy-Roseton Danskammer, Series A, 7.27%, 11/8/10   700            683

 Edison Mission Energy, VR, 7.00%, 1/2/16              1,000          1,003

 Illinois Power, 11.50%, 12/15/10                      1,850          2,215

 Midwest Generation, 144A, 8.75%, 5/1/34 (Tender       2,225          2,358
5/1/14)
 Mission Energy, 13.50%, 7/15/08                       950            1,199

 NGC, 7.125%, 5/15/18                                  375            309

 NRG Energy, 144A, 8.00%, 12/15/13                     2,425          2,549

 Orion Power, 12.00%, 5/1/10                           2,675          3,344

 PSEG Energy
8.50%, 6/15/11                                         2,300          2,547

 10.00%, 10/1/09                                       375            437

 Sierra Pacific Resources, 144A, 8.625%, 3/15/14       3,250          3,388

 TNP Enterprises, 10.25%, 4/1/10                       1,425          1,539

                                                                      41,423

 Electronic Components  4.2%
 AMI Semiconductor, 10.75%, 2/1/13                     601            699

 Amkor Technology
 9.25%, 2/15/08                                        2,150          2,085

 10.50%, 5/1/09                                        375            345

 Chippac, Series B, 12.75%, 8/1/09                     1,350          1,438

 Fairchild Semiconductor, 10.50%, 2/1/09               1,900          2,047

 Freescale Semiconductor
 144A, 6.875%, 7/15/11                                 1,925          1,963

 144A, 7.125%, 7/15/14                                 2,050          2,086

 Lucent Technologies
 5.50%, 11/15/08                                       1,150          1,101

 6.45%, 3/15/29                                        250            195

 New Asat Finance, 144A, 9.25%, 2/1/11                 2,400          2,064

 Nortel Networks, 6.125%, 2/15/06                      1,525          1,550

 On Semiconductor
 12.00%, 3/15/10                                       975            1,121

 STEP, 13.00%, 5/15/08                                 926            1,040

 Sanmina-SCI, 10.375%, 1/15/10                         1,850          2,100

 Semiconductor Note Partnership, 144A, Zero Coupon,    600            843
8/4/11
 Solectron, 9.625%, 2/15/09                            1,425          1,567

 Stratus Technologies, 144A, 10.375%, 12/1/08          2,500          2,250

 Telex Communications, 11.50%, 10/15/08                1,550          1,674

 UGS, 144A, 10.00%, 6/1/12                             2,000          2,180

                                                                      28,348

 Energy  7.6%
 Amerigas Partners
 8.875%, 5/20/11                                       2,000          2,190

 10.00%, 4/15/06                                       2,575          2,820


 ANR Pipeline, 8.875%, 3/15/10                         600            675

 BRL Universal Equipment, 8.875%, 2/15/08              1,455          1,553

 CHC Helicopter, 7.375%, 5/1/14                        1,625          1,641

 Chesapeake Energy
 8.125%, 4/1/11                                        575            631

 9.00%, 8/15/12                                        1,575          1,796

 144A, 7.00%, 8/15/14                                  475            489

 Denbury Resources, 7.50%, 4/1/13                      1,575          1,642

 Dresser, 9.375%, 4/15/11                              2,025          2,177

 El Paso Production, 7.75%, 6/1/13                     850            834

 Encore Acquisition, 8.375%, 6/15/12                   715            779

 Ferrellgas Partners, 8.75%, 6/15/12                   3,036          3,317

 Forest Oil, 144A, 8.00%, 12/15/11                     875            958

 Geophysique, 10.625%, 11/15/07                        1,560          1,658

 Hanover Compressor
 9.00%, 6/1/14                                         950            1,026

 Zero Coupon, 3/31/07                                  275            231

 Hanover Equipment Trust
 Series A, 8.50%, 9/1/08                               275            296

 Series B, 8.75%, 9/1/11                               125            136

 Hilcorp Energy, 144A, 10.50%, 9/1/10                  1,925          2,132

 Magnum Hunter Resources, 9.60%, 3/15/12               601            676

 North American Energy Partners, 144A, 8.75%, 12/1/11  2,125          1,966

 Northwest Pipeline, 8.125%, 3/1/10                    950            1,066

 Petroleum Geo-Services, 10.00%, 11/5/10               1,550          1,658

 Petroleum Helicopters, 9.375%, 5/1/09                 1,550          1,635

 Plains All American Pipeline, 7.75%, 10/15/12         325            377

 Pride International, 144A, 7.375%, 7/15/14            1,325          1,408

 Range Resources, 144A, 7.375%, 7/15/13                400            412

 Southern Natural Gas
 8.00%, 3/1/32                                         25             25

 8.875%, 3/15/10                                       1,150          1,294

 Stone Energy, 8.25%, 12/15/11                         175            186

 Suburban Propane Partners, 6.875%, 12/15/13           425            425

 Swift Energy, 7.625%, 7/15/11                         850            890

Universal Compression, 7.25%, 5/15/10                  825            862

 Williams Companies
 7.625%, 7/15/19                                       250            273

 7.75%, 6/15/31                                        675            692

 8.625%, 6/1/10                                        2,075          2,407

 Series A, 7.50%, 1/15/31                              1,575          1,599

 STEP, 8.125%, 3/15/12                                 3,775          4,341

 STEP, 8.75%, 3/15/32                                  1,750          1,977

                                                                      51,150

 Entertainment and Leisure  2.1%
 AMF Bowling Worldwide, 144A, 10.00%, 3/1/10           1,500          1,556

 Cinemark, STEP, 0.00%, 3/15/14                        2,325          1,604

 Cinemark USA, 9.00%, 2/1/13                           150            167

 IMAX Corporation, 144A, 9.625%, 12/1/10               850            837

 Loew's Cineplex, 144A, 9.00%, 8/1/14                  1,100          1,114

 Marquee, 144A, 8.625%, 8/15/12                        650            678

 Marquee Holdings, 144A, STEP, 0.00%, 8/15/14          600            351

 Six Flags, 9.75%, 4/15/13                             200            184

 Universal City Development Partners, 11.75%, 4/1/10   4,075          4,727

 Warner Music Group, 144A, 7.375%, 4/15/14             3,250          3,234

                                                                      14,452

 Finance and Credit  0.8%
 B F Saul Real Estate, Series B, 7.50%, 3/1/14         1,375          1,375

 Colonial Bank, 9.375%, 6/1/11                         275            330

 Labranche, 144A, 9.50%, 5/15/09                       1,825          1,807

 Refco Finance Holdings, 144A, 9.00%, 8/1/12           1,925          2,006

                                                                      5,518

 Food/Tobacco  2.1%
 Agrilink Foods, 11.875%, 11/1/08                      556            587

 B&G Foods, 9.625%, 8/1/07                             2,750          2,794

 Dole Food
 8.625%, 5/1/09                                        875            928

 8.875%, 3/15/11                                       1,450          1,544

 Le Natures, 144A, STEP, 10.00%, 6/15/13               2,475          2,599


 Pierre Foods, 144A, 9.875%, 7/15/12                   1,075          1,099

 Pinnacle Foods, 144A, 8.25%, 12/1/13                  3,925          3,768

 Wornick, 144A, 10.875%, 7/15/11                       1,075          1,129

                                                                      14,448

 Gaming  2.7%
 American Casino & Entertainment, 144A, 7.85%, 2/1/12  1,325          1,378

 Ameristar Casinos, 10.75%, 2/15/09                    1,705          1,931

 Argosy Gaming, 9.00%, 9/1/11                          150            168

 Global Cash Access, 144A, 8.75%, 3/15/12              2,075          2,184

 Majestic Star Casino, 9.50%, 10/15/10                 550            562

 MGM Mirage, 144A, 6.75%, 9/1/12                       2,550          2,601

 Penn National Gaming, Series B, 11.125%, 3/1/08       3,000          3,293

 Premier Entertainment, 144A, 10.75%, 2/1/12           750            786

 Resorts International Hotel, 11.50%, 3/15/09          150            168

 Venetian Casino Resort, 11.00%, 6/15/10               2,900          3,313

 Wynn Las Vegas, 12.00%, 11/1/10                       1,525          1,880

                                                                      18,264

 Healthcare Services  4.1%
 Alliance Imaging, 10.375%, 4/15/11                    1,280          1,366

 Alpharma, 144A, 8.625%, 5/1/11                        1,100          1,105

 AmeriPath, 10.50%, 4/1/13                             1,825          1,880

 Biovail, 7.875%, 4/1/10                               1,335          1,352

 Concentra Operating
 9.50%, 8/15/10                                        1,050          1,134

 144A, 9.125%, 6/1/12                                  1,025          1,102

 Fisher Scientific, 8.125%, 5/1/12                     1,257          1,392

 Fresenius Medical Capital Trust II, 7.875%, 2/1/08    1,050          1,126

 Fresenius Medical Capital Trust IV, 7.875%, 6/15/11   225            244

 Genesis Healthcare, 8.00%, 10/15/13                   1,950          2,077

 Insight Health Services, Series B, 9.875%, 11/1/11    875            884

 Inverness Medical Innovations, 144A, 8.75%, 2/15/12   800            768

 Medquest, Series B, 11.875%, 8/15/12                  325            367

 MQ Associates, 144A, STEP, 0.00%, 8/15/12             1,325          822

 Omnicare, Series B, 8.125%, 3/15/11                   300            321

T Quintiles Transnational, 10.00%, 10/1/13             1,550          1,612

 Tenet Healthcare
 6.50%, 6/1/12                                         950            848

 7.375%, 2/1/13                                        650            604

 144A, 9.875%, 7/1/14                                  225            235

 Triad Hospitals, 7.00%, 11/15/13                      1,700          1,708

 US Oncology
 144A, 9.00%, 8/15/12                                  1,525          1,590

 144A, 10.75%, 8/15/14                                 600            628

 Vicar Operating, 9.875%, 12/1/09                      2,075          2,298

 VWR International
 144A, 6.875%, 4/15/12                                 425            438

 144A, 8.00%, 4/15/14                                  1,600          1,664

                                                                      27,565

 Lodging  1.7%
 Courtyard by Marriott, 10.75%, 2/1/08                 2,500          2,525

 HMH Properties, Series B, 7.875%, 8/1/08              115            118

 Host Marriott, Series I, 9.50%, 1/15/07               1,075          1,196

 John Q. Hammons Hotels, Series B, 8.875%, 5/15/12     2,750          3,073

 La Quinta Properties
 8.875%, 3/15/11                                       2,800          3,108

 144A, 7.00%, 8/15/12                                  550            567

 Prime Hospitality, Series B, 8.375%, 5/1/12           1,025          1,179

                                                                      11,766

 Manufacturing  3.4%
 Aearo, 8.25%, 4/15/12                                 1,675          1,717

 AGCO, 9.50%, 5/1/08                                   1,075          1,164

 Case New Holland, 144A, 9.25%, 8/1/11                 1,625          1,795

 General Cable, 9.50%, 11/15/10                        975            1,074

 Invensys, 144A, 9.875%, 3/15/11                       1,925          1,968

 JLG Industries, 8.375%, 6/15/12                       1,650          1,716

 Manitowoc, 7.125%, 11/1/13                            600            612

 National Waterworks, Series B, 10.50%, 12/1/12        2,790          3,167

 Rexnord, 10.125%, 12/15/12                            2,950          3,319

Superior Essex, 144A, 9.00%, 4/15/12                   2,000          1,970

 Trimas, 9.875%, 6/15/12                               3,425          3,630

 Valmont Industries, 144A, 6.875%, 5/1/14              1,200          1,206

                                                                      23,338

 Metals and Mining  4.7%
 Algoma Steel, 11.00%, 12/31/09                        1,000          1,111

 Allegheny Technologies, 8.375%, 12/15/11              1,450          1,508

 Alpha Natural Resources, 144A, 10.00%, 6/1/12         1,775          1,944

 Arch Western Finance, 144A, STEP, 7.25%, 7/1/13       575            595

 Century Aluminum, 144A, 7.50%, 8/15/14                900            923

 CSN Islands VIII, 144A, 9.75%, 12/16/13               475            470

 Earle M. Jorgensen, 9.75%, 6/1/12                     4,375          4,856

 Euramax International, 8.50%, 8/15/11                 1,175          1,243

 Foundation PA Coal, 144A, 7.25%, 8/1/14               1,400          1,463

 Gerdau Ameristeel, 10.375%, 7/15/11                   2,950          3,348

 International Steel, 144A, 6.50%, 4/15/14             1,475          1,416

 IPSCO, 8.75%, 6/1/13                                  1,050          1,187

 Ispat Inland, 144A, 9.75%, 4/1/14                     1,250          1,331

 Joy Global, 8.75%, 3/15/12                            900            1,019

 Luscar Coal, 9.75%, 10/15/11                          1,650          1,864

 Massey Energy, 6.625%, 11/15/10                       1,275          1,320

 Neenah Foundry, 144A, 11.00%, 9/30/10                 1,000          1,075

 Russel Metals, 6.375%, 3/1/14                         150            143

 Steel Dynamics, 9.50%, 3/15/09                        2,390          2,641

 USX-U.S. Steel Group, 9.75%, 5/15/10                  2,145          2,413

                                                                      31,870

 Miscellaneous Consumer Products  2.8%
 American Achievement, 144A, 8.25%, 4/1/12             2,150          2,188

 Ames True Temper, 144A, 10.00%, 7/15/12               1,200          1,209

 Armkel Finance, 9.50%, 8/15/09                        1,075          1,172

 Chattem, 7.00%, 3/1/14                                1,100          1,084

 Equinox, 144A, 9.00%, 12/15/09                        850            868

 FTD, 7.75%, 2/15/14                                   1,625          1,584

 Jostens, STEP, 0.00%, 12/1/13                         2,925          1,930

K2, 144A, 7.375%, 7/1/14                               1,650          1,735

 Pantry, 7.75%, 2/15/14                                1,725          1,729

 Rayovac, 8.50%, 10/1/13                               1,510          1,619

 Sealy Mattress, 144A, 8.25%, 6/15/14                  1,475          1,519

 Simmons, 144A, 7.875%, 1/15/14                        500            515

 Town Sports International
 9.625%, 4/15/11                                       700            707

 144A, STEP, 0.00%, 2/1/14                             475            228

 True Temper Sports, 8.375%, 9/15/11                   575            535

                                                                      18,622

 Paper and Paper Products  3.3%
 Boise Cascade, 7.00%, 11/1/13                         1,625          1,857

 Fort James, 6.875%, 9/15/07                           125            135

 Georgia-Pacific
 8.875%, 2/1/10                                        225            262

 9.375%, 2/1/13                                        3,000          3,529

 Graphic Packaging
 8.50%, 8/15/11                                        1,150          1,276

 9.50%, 8/15/13                                        525            591

 Longview Fibre, 10.00%, 1/15/09                       2,950          3,223

 MDP Acquisitions
 9.625%, 10/1/12                                       3,175          3,580

 PIK, 15.50%, 10/1/13                                  261            302

 Potlatch, 10.00%, 7/15/11                             2,450          2,805

 Riverside Forest Product, 7.875%, 3/1/14              2,150          2,258

 Stone Container
 8.375%, 7/1/12                                        475            520

 9.75%, 2/1/11                                         1,045          1,168

 Stone Container Finance of Canada, 144A, 7.375%,      800            833
7/15/14
                                                                      22,339

 Printing and Publishing  5.0%
 Advanstar, Series B, STEP, 0.00%, 10/15/11            1,275          1,084

 Advanstar Communications
 12.00%, 2/15/11                                       675            714

144A, 10.75%, 8/15/10                                  1,000          1,097

 Affinity Group, 9.00%, 2/15/12                        1,100          1,144

 American Media Operations
 8.875%, 1/15/11                                       675            676

 Series B, 10.25%, 5/1/09                              750            784

 Canwest Media, 10.625%, 5/15/11                       1,700          1,930

 CBD Media / CBD Finance, 8.625%, 6/1/11               400            423

 Dex Media, 144A, 8.00%, 11/15/13                      1,500          1,553

 Dex Media East
 9.875%, 11/15/09                                      1,500          1,721

 12.125%, 11/15/12                                     2,248          2,765

 Dex Media Finance West, 9.875%, 8/15/13               2,502          2,877

 Hollinger Participation Trust, PIK, 144A, 12.125%,    2,989          3,339
11/15/10
 Houghton Mifflin
 9.875%, 2/1/13                                        2,550          2,652

 STEP, 0.00%, 10/15/13                                 225            132

 Lighthouse, 144A, 8.00%, 4/30/14 (EUR)                2,600          3,096

 Mail-Well I, 9.625%, 3/15/12                          1,325          1,458

 Primedia
 8.875%, 5/15/11                                       875            855

 144A, 8.00%, 5/15/13                                  1,550          1,434

 R.H. Donnelley Finance, 8.875%, 12/15/10              325            366

 Vertis
 9.75%, 4/1/09                                         1,625          1,767

 10.875%, 6/15/09                                      730            790

 144A, 13.50%, 12/7/09                                 1,400          1,428

                                                                      34,085

 Restaurants  0.4%
 El Pollo Loco, 144A, 9.25%, 12/15/09                  50             51

 O'Charleys, 9.00%, 11/1/13                            1,750          1,846

 Perkins Family Restaurant, Series B, 10.125%,         475            497
12/15/07
                                                                      2,394

 Retail  1.3%
 Barneys New York, 9.00%, 4/1/08                       2,000          2,090

Dollar Financial Group, 9.75%, 11/15/11                1,150          1,219

 J Crew, 10.375%, 10/15/07                             850            867

 Jean Coutu Group, 144A, 8.50%, 8/1/14                 3,025          3,036

 Nebraska Book, 8.625%, 3/15/12                        1,850          1,836

                                                                      9,048

 Satellites  0.5%
 Inmarsat Finance, 144A, 7.625%, 6/30/12               600            588

 Panamsat, 144A, 9.00%, 8/15/14                        2,975          3,094

                                                                      3,682

 Services  4.0%
 Allied Security Escrow, 144A, 11.375%, 7/15/11        1,075          1,134

 Allied Waste Industries, 7.875%, 4/15/13              2,000          2,110

 Allied Waste North America, 9.25%, 9/1/12             1,750          1,969

 Brand Intermediate Holdings, 144A, PIK, 13.00%,       1,250          1,331
10/15/13
 Brand Services, 12.00%, 10/15/12                      3,025          3,448

 Brickman Group, 11.75%, 12/15/09                      2,400          2,778

 Casella Waste Systems, 9.75%, 2/1/13                  3,725          4,023

 Coinmach, 9.00%, 2/1/10                               2,150          2,172

 IESI, 10.25%, 6/15/12                                 1,575          1,705

 IPC Acquisition, 11.50%, 12/15/09                     1,930          2,123

 Synagro Technologies, 9.50%, 4/1/09                   2,900          3,052

 Worldspan, 9.625%, 6/15/11                            1,400          1,386

                                                                      27,231

 Specialty Chemicals  5.0%
 Arco Chemical, 10.25%, 11/1/10                        1,025          1,051

 BCP Caylux, 144A, 9.625%, 6/15/14                     1,625          1,747

 Borden U S Finance / Nova Scotia, 144A, 9.00%,        975            1,019
7/15/14
 Compass Minerals
 10.00%, 8/15/11                                       1,760          1,954

 Series B, STEP, 0.00%, 6/1/13                         3,275          2,554

 Freeport McMoRan Resources, 7.00%, 2/15/08            900            945

 Huntsman
 9.875%, 3/1/09                                        2,175          2,341

 11.625%, 10/15/10                                     1,430          1,601

VR, 5.625%, 3/31/07                                    854            854

 VR, 11.438%, 3/31/07                                  135            135

 Zero Coupon, 12/31/09                                 750            383

 Imc Global
 10.875%, 8/1/13                                       250            315

 Series B
 10.875%, 6/1/08                                       300            363

 11.25%, 6/1/11                                        225            265

 Invista, 144A, 9.25%, 5/1/12                          1,450          1,544

 Koppers, 9.875%, 10/15/13                             3,985          4,403

 Lyondell Chemical
 9.50%, 12/15/08                                       350            371

 Series A, 9.625%, 5/1/07                              125            134

 MacDermid, 9.125%, 7/15/11                            2,378          2,654

 Omnova Solutions, 11.25%, 6/1/10                      1,250          1,378

 Resolution Performance Products, 9.50%, 4/15/10       1,400          1,460

 Rhodia
 7.625%, 6/1/10                                        250            232

 8.875%, 6/1/11                                        2,825          2,359

 10.25%, 6/1/10                                        1,900          1,909

 Rockwood Specialties, 10.625%, 5/15/11                1,900          2,052

                                                                      34,023

 Telecommunications  4.5%
 Alaska Communications Systems, 9.875%, 8/15/11        1,125          1,131

 AT&T
 STEP, 8.05%, 11/15/11                                 650            710

 STEP, 8.75%, 11/15/31                                 950            1,003

 Call-Net Enterprises, 10.625%, 12/31/08               1,625          1,580

 Eircom Funding, 8.25%, 8/15/13                        2,975          3,198

 Fairpoint Communications
 11.875%, 3/1/10                                       175            200

 12.50%, 5/1/10                                        850            910

 LCI International, 7.25%, 6/15/07                     1,800          1,570

 MCI
 5.908%, 5/1/07                                        2,300          2,260

6.688%, 5/1/09                                         975            921

 Primus Telecomm, 8.00%, 1/15/14                       1,700          1,300

 Qwest
 VR, 6.50%, 6/5/07                                     2,250          2,320

 VR, 6.95%, 6/30/10                                    750            728

 144A, STEP, 14.00%, 12/15/10                          6,300          7,261

 144A, VR, 5.211%, 2/15/09                             2,600          2,431

 Time Warner Telecom, 9.75%, 7/15/08                   2,775          2,678

                                                                      30,201

 Textiles and Apparel  0.2%
 Avondale Mills, 144A, 8.75%, 7/1/12 ++                 1,628          1,465

 Dyersburg, Series B, 9.75%, 9/1/07 ^*                 1,000           0

                                                                       1,465

 Transportation (excluding Rail Road)  1.0%
 Laidlaw, 10.75%, 6/15/11                              2,900          3,306

 Northwest Airlines, 9.875%, 3/15/07                   525            396

 TravelCenters of America, 12.75%, 5/1/09              2,850          3,306

                                                                      7,008

 Wireless Communications  4.3%
 Alamosa, 11.00%, 7/31/10                              2,002          2,217

 Alamosa Delaware, 8.50%, 1/31/12                      900            898

 Centennial Communications
 10.125%, 6/15/13                                      850            877

 144A, 8.125%, 2/1/14                                  875            816

 Crown Castle, 10.75%, 8/1/11                          800            906

 Horizon PCS, 144A, 11.375%, 7/15/12                   1,100          1,122

 IPCS Escrow, 144A, 11.50%, 5/1/12                     900            945

 Nextel Communications
 6.875%, 10/31/13                                      4,075          4,116

 7.375%, 8/1/15                                        2,650          2,769

 9.375%, 11/15/09                                      125            133

 Nextel Partners, 8.125%, 7/1/11                       1,050          1,097

 Rogers Wireless
 6.375%, 3/1/14                                        675            641

9.625%, 5/1/11                                         2,065          2,344

 Rural Cellular, 144A, 8.25%, 3/15/12                  900            913

 TSI Telecommunications Services, 12.75%, 2/1/09       1,700          1,887

 Ubiquitel Operating
 9.875%, 3/1/11                                        1,475          1,501

 STEP, 0.00%, 4/15/10                                  50             51

 US Unwired
 10.00%, 6/15/12                                       1,225          1,256

 Series B, STEP, 0.00%, 11/1/09                        1,400          1,456

 Western Wireless, 9.25%, 7/15/13                      2,850          2,950

                                                                      28,895

 Total Corporate Bonds and Notes (Cost  $589,600)                     611,872

 EQUITY AND CONVERTIBLE SECURITIES  2.9%
 Automobiles and Related  0.2%
 TRW Automotive, Common Stock *                        53             1,040

                                                                      1,040

 Conglomerates  0.3%
 Tyco International, Common Stock                      55             1,718

                                                                      1,718

 Electric Utilities  0.9%
 Duke Energy, Common Stock                             55             1,208

 FirstEnergy, Common Stock                             28             1,128

 NiSource, Common Stock                                61             1,259

 NRG Energy, Common Stock *                            37             1,006

 Teco Energy, Common Stock                             125            1,660

                                                                      6,261

 Electronic Components  0.1%
 AMIS Holdings, Common Stock *                         44             531

                                                                      531

 Food/Tobacco  0.2%
 Volumes Services America, Common Stock                75             1,096

                                                                      1,096

Gaming  0.2%
 Mikohn Gaming, Warrants, 144A, 8/15/08 *              2              1

 Wynn Resorts, Common Stock *                          38             1,482

                                                                      1,483

 Metals and Mining  0.1%
 International Steel, Common Stock *                   25             762

                                                                      762

 Paper and Paper Products  0.0%
 MDP Acquisitions, Warrants, 144A, 10/1/13 *           0              10

                                                                      10

 Printing and Publishing  0.0%
 Primedia, Series H, Exch. Pfd. Stock, 8.625%, 4/1/10  2              181

                                                                      181

 Retail  0.0%
 Barneys New York, Warrants, 144A, 2/1/08 *            2              123

                                                                      123

 Specialty Chemicals  0.4%
 Compass Minerals, Common Stock                        34             724

 Hercules, Pfd. Conv. Stock, 6.50%                     3              2,085

                                                                      2,809

 Textiles and Apparel  0.0%
 Anvil Holdings, Series B, Pfd. Stock, 13.00% *        21             214

                                                                      214

 Transportation (excluding Rail Road)  0.0%
 TravelCenters of America, Warrants
 5/1/09 *                                              6              30

 11/14/10 *                                            2              8

                                                                      38

 Wireless Communications  0.5%
 Alamosa Holdings, Series B, Pfd. Conv. Stock, 7.50%   2              1,388

 Nextel Communications, Class A, Common Stock *        58             1,336

 Western Wireless, Conv. Bonds, 4.625%, 6/15/23        410            767

                                                                      3,491

 Total Equity and Convertible Securities (Cost                        19,757
$17,336)
 SHORT-TERM INVESTMENTS  4.6%
 Money Market Funds  4.6%
 T. Rowe Price Reserve Investment Fund, 1.51% #        31,062         31,062

 Total Short-Term Investments (Cost  $31,062)                         31,062

 Total Investments in Securities
 97.8% of Net Assets (Cost $637,998)                   $              662,691


 (1) Denominated in U.S. dollars unless otherwise noted # Seven-day yield * Non-income producing ^ In default with respect to interest ++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total value of such securities at period-end amounts to $1,465 and represents 0.22% of net assets
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $150,976 and represents 22.3% of net assets
 EUR  Euro
 PIK  Payment-in-Kind
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate


The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Institutional High Yield Fund
(Unaudited)
August 31, 2004
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Insitutional High Yield Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.


NOTE 3 - FEDERAL INCOME TAXES
At August 31, 2004, the cost of investments for federal income tax purposes was $639,458,000. Net unrealized gain aggregated $23,233,000 at period-end, of which $28,793,000 related to appreciated investments and $5,560,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                    SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 22, 2004